Income Taxes - Schedule of Deferred Income Taxes Reflect the Net Tax Effects of Temporary Differences (Details) - USD ($)	Sep. 30, 2025	Sep. 30, 2024
Deferred tax assets:
Net operating loss carryforward	$ 12,720,000	$ 7,530,000
Capitalized research and development expense	3,189,000	2,080,000
Stock-based compensation	1,928,000	1,091,000
Research tax credit	1,581,000	1,035,000
Valuation allowance on deferred tax assets	(19,418,000)	(11,736,000)
Total deferred tax assets
Deferred tax liabilities:
In-process research and development	(2,784,960)	(1,728,000)
Total deferred tax liability	(2,784,960)	(1,728,000)
Net deferred tax liability	$ (2,784,960)	$ (1,728,000)